Property and equipment - Summary of Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,569,520	R$ 717,234
Additions	178,793	775,483
Disposals (a)	(111,885)	(126,901)
Transfers		0
Effects of hyperinflation (IAS 29)	(222)	73
Effects of changes in foreign exchange rates (IAS 21)	3,478
Business combination	1,494	203,631
Ending balance	(1,641,178)	(1,569,520)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,217,699	1,101,334
Additions	692,206	1,086,113
Disposals (a)	(232,505)	(173,452)
Transfers		0
Effects of hyperinflation (IAS 29)	(222)	73
Effects of changes in foreign exchange rates (IAS 21)	3,289
Business combination	1,494	203,631
Ending balance	(2,681,961)	(2,217,699)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(648,179)	(384,100)
Additions	(513,413)	(310,630)
Disposals (a)	120,620	46,551
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	189
Business combination	0	0
Ending balance	R$ 1,040,783	648,179
Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Pin pads and POS [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	360 days
Pin pads and POS [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	180 days
Pin pads and POS [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,498,271	736,775
Additions	569,895	851,106
Disposals (a)	(119,784)	(107,555)
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	17,945
Ending balance	(1,948,382)	(1,498,271)
Pin pads and POS [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(438,346)	(248,704)
Additions	(379,442)	(204,355)
Disposals (a)	77,320	14,713
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Ending balance	R$ 740,468	438,346
IT equipment [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
IT equipment [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 246,543	128,244
Additions	19,807	78,139
Disposals (a)	(5,322)	(4,229)
Transfers		(2,747)
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	25
Business combination	1,352	47,136
Ending balance	(262,405)	(246,543)
IT equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(95,553)	(57,801)
Additions	(55,803)	(40,092)
Disposals (a)	5,968	2,340
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	(18)
Business combination	0	0
Ending balance	R$ 145,406	95,553
Facilities [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	14 years
Facilities [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 90,186	40,524
Additions	5,005	14,011
Disposals (a)	(2,949)	(4,282)
Transfers		2,818
Effects of hyperinflation (IAS 29)	(285)	(8)
Effects of changes in foreign exchange rates (IAS 21)	(137)
Business combination	0	37,123
Ending balance	(91,820)	(90,186)
Facilities [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,066)	(17,180)
Additions	(13,497)	(9,306)
Disposals (a)	726	1,420
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	98
Business combination	0	0
Ending balance	R$ 37,739	25,066
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	34 years
Furniture And Fixtures [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Furniture And Fixtures [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Furniture And Fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 24,754	14,629
Additions	1,123	2,858
Disposals (a)	(1,849)	(819)
Transfers		64
Effects of hyperinflation (IAS 29)	1	8
Effects of changes in foreign exchange rates (IAS 21)	3
Business combination	118	8,014
Ending balance	(24,150)	(24,754)
Furniture And Fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,516)	(3,882)
Additions	(2,424)	(1,821)
Disposals (a)	890	187
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	(4)
Business combination	0	0
Ending balance	R$ 7,054	5,516
Machinery and equipment [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	14 years
Machinery and equipment [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 25,776	18,242
Additions	5,445	1,496
Disposals (a)	(11,520)	(126)
Transfers		2,683
Effects of hyperinflation (IAS 29)	186	30
Effects of changes in foreign exchange rates (IAS 21)	3,610
Business combination	24	3,451
Ending balance	(23,521)	(25,776)
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,861)	(14,140)
Additions	(4,613)	(3,756)
Disposals (a)	3,792	35
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	111
Business combination	0	0
Ending balance	R$ 18,571	17,861
Vehicles and Airplanes [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Vehicles and Airplanes [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 43,586	16,261
Additions	97	30,594
Disposals (a)	(16,433)	(13,058)
Transfers		0
Effects of hyperinflation (IAS 29)	87	43
Effects of changes in foreign exchange rates (IAS 21)	(41)
Business combination	0	9,746
Ending balance	(27,296)	(43,586)
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,498)	(1,544)
Additions	(3,534)	(5,227)
Disposals (a)	3,593	4,273
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	2
Business combination	0	0
Ending balance	2,437	2,498
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,078	81
Additions	43,652	20,197
Disposals (a)	(7,410)	(5,255)
Transfers		(2,818)
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	1,873
Ending balance	(50,320)	(14,078)
Right of Use Assets - Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,629	0
Additions	194	536
Disposals (a)	0	(854)
Transfers
Effects of hyperinflation (IAS 29)	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	4,947
Ending balance	(4,823)	(4,629)
Right of Use Assets - Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(505)	0
Additions	(526)	(505)
Disposals (a)	0	0
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Ending balance	1,031	505
Right of use assets vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,547	20,007
Additions	18,171	13,670
Disposals (a)	(5,924)	(2,130)
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Ending balance	(43,794)	(31,547)
Right of use assets vehicles [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,187)	(6,906)
Additions	(13,125)	(8,545)
Disposals (a)	5,649	1,264
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Ending balance	21,663	14,187
Right of use assets offices [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	238,329	126,571
Additions	28,817	73,506
Disposals (a)	(61,314)	(35,144)
Transfers		0
Effects of hyperinflation (IAS 29)	(211)	0
Effects of changes in foreign exchange rates (IAS 21)	(171)
Business combination	0	73,396
Ending balance	(205,450)	(238,329)
Right of use assets offices [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(48,647)	(33,943)
Additions	(40,449)	(37,023)
Disposals (a)	22,682	22,319
Transfers		0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0
Business combination	0	0
Ending balance	R$ 66,414	R$ 48,647